Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Business Combination, Goodwill [Abstract]
Schedule of Goodwill

	December 31, 2018	December 31, 2019
	RMB in thousands
Beginning balance	50,967	941,488
Additions (Note 26)	890,521	70,538

Ending balance	941,488	1,012,026